Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Goodwill written off	$ 614	$ 619	$ 631
Retained earnings.
Disclosure of reserves within equity [line items]
Number of shares deducted from retained earnings	(907,239)	(456,792)	(476,504)
Amount of shares deducted from retained earnings	$ (37)	$ (22)	$ (22)